Redeemable Noncontrolling Interests	12 Months Ended
Mar. 31, 2015
Redeemable Noncontrolling Interests

18. Redeemable Noncontrolling Interests

Changes in redeemable noncontrolling interests in fiscal 2013, 2014 and 2015 are as follows:

	Millions of yen
	2013	2014	2015
Beginning Balance	¥37,633	¥41,621	¥53,177
Adjustment of redeemable noncontrolling interests to redemption value	(400)	2,851	220
Contribution to subsidiary	0	413	0
Transaction with noncontrolling interests	942	1,309	2,269
Comprehensive income
Net Income	3,985	4,108	4,970
Other comprehensive income
Net change of foreign currency translation adjustments	5,224	4,099	9,295
Total other comprehensive income	5,224	4,099	9,295
Comprehensive income	9,209	8,207	14,265
Cash dividends	(5,763)	(1,224)	(3,030)

Ending Balance	¥41,621	¥53,177	¥66,901